Long-term Debt and Convertible Promissory Notes (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Debt Disclosure [Abstract]
Summary of Convertible Promissory Notes

Following is a summary of convertible promissory notes:

	July 31, 2024	January 31, 2024

8% convertible note payable issued January 2024, due October 2024	$75,000	$110,000
10% convertible note payable issued February 2024, due November 2024	126,000	–
10% convertible note payable issued June 2024, due March 2025	66,000	–
	267,000	110,000
Less debt discount	(47,304)	(15,000)
Less current portion of convertible notes	(219,696)	(95,000)
Long-term convertible notes payable	$–	$–

Following is a summary of convertible promissory notes:

	January 31, 2024	January 31, 2023

8% convertible note payable issued July 2022, due July 2023	$–	$30,138
8% convertible note payable issued October 2022, due October 2023	–	45,138
8% convertible note payable issued November 2022, due November 2023	–	51,108
8% convertible note payable issued January 2024, due October 2024	110,000	–
	110,000	126,384
Less debt discount	(15,000)	(33,760)
Less current portion of convertible notes	(95,000)	(92,624)
Long-term convertible notes payable	$–	$–